Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and evaluation assets - at cost	$ 0
Balance at the beginning of the period	2,212,013
Expenditure incurred during the period	16,691
Exchange differences	(8,752)
Assets classified as held for sale	(2,219,952)
Balance at the end of the period	$ 0